Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000026775 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026775 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026775 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026775 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026775 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026775 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000026775 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000026768 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026768 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026768 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026768 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026768 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026768 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000026768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000026776 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026776 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026776 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026776 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026776 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026776 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026776 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026776 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026776 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026776 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026777 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026777 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026777 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026777 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026777 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026777 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026777 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026777 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026777 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026777 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026777 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000026779 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026779 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026779 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026779 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026779 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000026780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000026780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026780 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000026773 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026773 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026773 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026773 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026773 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026773 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026773 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026773 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026773 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026773 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026773 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026773 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026773 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026773 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026773 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026773 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026773 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026773 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000026773 | Domestic Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000199834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000199834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000199834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199834 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000199834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000199834 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199834 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199834 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199834 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199834 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199834 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199834 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000199834 | Domestic Fixed Income Securities
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000026769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026769 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026769 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000026770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026770 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026770 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.80%